Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Sub-classifications of financial information
Assets Fair value	kr 6,968	kr 6,529
Liabilities Fair value	20,056	21,934
Nominal amount of instruments directly affected by the IBOR reform	87,915
Economic hedges
Sub-classifications of financial information
Assets Fair value	4,348	4,552
Liabilities Fair value	16,919	15,584
Fair-value hedges
Sub-classifications of financial information
Assets Fair value	2,620	1,977
Liabilities Fair value	3,137	6,350
Derivatives
Sub-classifications of financial information
Nominal amounts	505,294	461,800
Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	312,920	280,202
Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	192,374	181,598
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	3,998	3,842
Liabilities Fair value	12,367	10,207
Interest rate-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	2,568	2,767
Liabilities Fair value	11,455	7,479
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,430	1,075
Liabilities Fair value	912	2,728
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	304,242	280,808
Interest rate-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	140,829	129,470
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	163,413	151,338
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	2,734	2,630
Liabilities Fair value	6,933	8,799
Currency-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	1,544	1,728
Liabilities Fair value	4,708	5,177
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,190	902
Liabilities Fair value	2,225	3,622
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	182,668	162,870
Currency-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	153,707	132,610
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	28,961	30,260
Equity-related contracts
Sub-classifications of financial information
Assets Fair value	236	57
Liabilities Fair value	584	2,755
Equity-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	236	57
Liabilities Fair value	584	2,755
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	16,387	16,014
Equity-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	16,387	16,014
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Liabilities Fair value	172	173
Contracts related to commodities, credit risk, etc. | Economic hedges
Sub-classifications of financial information
Assets Fair value	0
Liabilities Fair value	172	173
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	1,997	2,108
Contracts related to commodities, credit risk, etc. | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	kr 1,997	kr 2,108